CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from VIP Gaming Operations	$ 236,300,623	$ 250,575,452	$ 127,036,361
Expenses
- Commission to Agents	154,569,837	155,968,504	76,607,712
- Selling, General and Administrative Expenses	18,340,972	16,550,387	11,246,938
- Special Rolling Tax	1,815,034	1,993,208	1,042,400
- Amortization of Intangible Assets	6,622,238	5,058,204	843,061
Total Expenses	181,348,081	179,570,303	89,740,111
Operating income including pre-acquisition profit before change in fair value of contingent consideration	54,952,542	71,005,149	37,296,250
Prior Owners' Interest in Pre-Acquisition Profit	0	0	(4,329,385)
Operating income attributable to ordinary shareholders before change in fair value of contingent consideration	54,952,542	71,005,149	32,966,865
Change in Fair Value of Contingent Consideration for the Acquisitions of King's Gaming and Bao Li	15,166,700	6,248,361	0
Net Income Attributable to Ordinary Shareholders	70,119,242	77,253,510	32,966,865
Other Comprehensive Income
Foreign Currency - Translation Adjustment	669,109	(64,634)	(41,534)
Total Comprehensive Income	$ 70,788,351	$ 77,188,876	$ 32,925,331
Net Income Per Share
Basic (in dollars per share)	$ 1.66	$ 2.07	$ 2.33
Diluted (in dollars per share)	$ 1.66	$ 2.00	$ 1.88
Weighted Average Shares Outstanding
Basic (in shares)	42,324,462	37,371,426	14,177,408
Diluted (in shares)	42,324,628	38,691,186	17,571,255